PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Nov. 30, 2012 The original selling shareholders of Tansun USD ($)	Nov. 30, 2012 The original selling shareholders of Tansun CNY	Sep. 30, 2012 The original selling shareholders of Tansun USD ($) item	Sep. 30, 2012 The original selling shareholders of Tansun CNY item
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to suppliers	$ 10,167		$ 10,617
Advances to employees	3,614		2,678
Tender and other utility deposit	1,114		758
Prepaid rental	522		353
Interest receivables	1		335
VAT tax receivables			435
Deposit to Tansun's original selling shareholders	1,577	10,000
Others	700		581
Prepaid expenses and other current assets	17,695		15,757
Performance-based incentive plan
Payment of temporary deposit to demonstrate a good faith gesture in regards to the negotiation of a performance-based incentive plan						2,367	15,000
Number of milestones for negotiation of a performance-based incentive plan						3	3
Number of equal payments						3	3
Portion of the deposit to be returned upon achieving each of the three milestones for negotiation				0.33	0.33
Proceeds from refunded temporary deposits				$ 790	5,000